Leases - Schedule of Future Operating Lease Payments (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Future Operating Lease Payments [Abstract]
2026	$ 137,613	$ 108,195
2027 and thereafter	51,028	40,119
Total future lease payment	188,641	148,314
Less: Imputed interest	(17,620)	(13,853)
Present value of operating lease liabilities	171,021	134,461	$ 267,697
Less: Current portion	(132,053)	(103,823)	(170,776)
Long-term potion of operating lease liabilities	$ 38,968	$ 30,638	$ 96,921